Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
December 31, 2020

Dates Covered
Collections Period	12/01/20 - 12/31/20
Interest Accrual Period	12/15/20 - 01/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/20	268,397,139.52	21,213
Yield Supplement Overcollateralization Amount 11/30/20	8,611,257.25	0
Receivables Balance 11/30/20	277,008,396.77	21,213
Principal Payments	13,667,744.51	409
Defaulted Receivables	248,518.21	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/20	7,952,606.27	0
Pool Balance at 12/31/20	255,139,527.78	20,787

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.37%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	3,238,750.76	189
Past Due 61-90 days	576,746.29	32
Past Due 91-120 days	121,916.39	11
Past Due 121+ days	0.00	0
Total	3,937,413.44	232

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.50%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	241,526.57
Aggregate Net Losses/(Gains) - December 2020	6,991.64
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.03%
Prior Net Losses Ratio	0.65%
Second Prior Net Losses Ratio	0.82%
Third Prior Net Losses Ratio	0.36%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.96%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.09%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	31.97

Flow of Funds	$ Amount
Collections	17,173,209.75
Investment Earnings on Cash Accounts	165.62
Servicing Fee (1)	(230,840.33)
Transfer to Collection Account	0.00
Available Funds	16,942,535.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	490,139.74
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	3,062,345.33
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,346,136.73
(10) Collection Account Redeposits	1,775,000.00

Total Distributions of Available Funds	16,942,535.04

Servicing Fee	230,840.33
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 12/15/20	258,201,873.11
Principal Paid	13,257,611.74
Note Balance @ 01/15/21	244,944,261.37

Class A-1
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-3
Note Balance @ 12/15/20	144,521,873.11
Principal Paid	13,257,611.74
Note Balance @ 01/15/21	131,264,261.37
Note Factor @ 01/15/21	38.6071357%

Class A-4
Note Balance @ 12/15/20	83,100,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	83,100,000.00
Note Factor @ 01/15/21	100.0000000%

Class B
Note Balance @ 12/15/20	30,580,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	30,580,000.00
Note Factor @ 01/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	563,786.57
Total Principal Paid	13,257,611.74
Total Paid	13,821,398.31

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	301,087.24
Principal Paid	13,257,611.74
Total Paid to A-3 Holders	13,558,698.98

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5628410
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.2353763
Total Distribution Amount	13.7982173

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8855507
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.9929757
Total A-3 Distribution Amount	39.8785264

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	230.99
Noteholders' Principal Distributable Amount	769.01

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/20	2,548,816.60
Investment Earnings	64.77
Investment Earnings Paid	(64.77)
Deposit/(Withdrawal)	-
Balance as of 01/15/21	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,411,433.43	$1,102,580.56	$929,112.92
Number of Extensions	87	66	59
Ratio of extensions to Beginning of Period Receivables Balance	0.51%	0.38%	0.30%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.